Operating Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		$ 40,931
Lessee, Operating Lease, Liability, Payments, Due Year Two		21,822
Lessee, Operating Lease, Liability, Payments, Due Year Three		9,227
Lessee, Operating Lease, Liability, Payments, Due Year Four		5,713
Lessee, Operating Lease, Liability, Payments, Due Year Five		0
Lessee, Operating Lease, Liability, Payments, Due after Year Five		0
Lessee, Operating Lease, Liability, Payments, Due		77,693
Operating Lease, Liability, Current		25,108	$ 61,431
Operating Lease, Liability, Noncurrent		$ 29,182	$ 87,171
Teekay Tankers
Operating Leased Assets [Line Items]
Number Of Vessels Chartered In | vessel	3
Teekay Tankers | Aframax Tanker [Member]
Operating Leased Assets [Line Items]
Number Of Vessels To Be Chartered In | vessel		1
Lessee, Future Operating Lease, Term of Contract		7 years
Lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		$ 27,641
Lessee, Operating Lease, Liability, Payments, Due Year Two		16,378
Lessee, Operating Lease, Liability, Payments, Due Year Three		9,227
Lessee, Operating Lease, Liability, Payments, Due Year Four		5,713
Lessee, Operating Lease, Liability, Payments, Due Year Five		0
Lessee, Operating Lease, Liability, Payments, Due after Year Five		0
Lessee, Operating Lease, Liability, Payments, Due		58,959
Lessee, Operating Lease, Liability, Undiscounted Excess Amount		4,669
Operating Lease, Liability		54,290
Operating Lease, Liability, Current		25,108
Operating Lease, Liability, Noncurrent		29,182
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		13,290
Lessee, Operating Lease, Liability, Payments, Due Year Two		5,444
Lessee, Operating Lease, Liability, Payments, Due Year Three		0
Lessee, Operating Lease, Liability, Payments, Due Year Four		0
Lessee, Operating Lease, Liability, Payments, Due Year Five		0
Lessee, Operating Lease, Liability, Payments, Due after Year Five		0
Lessee, Operating Lease, Liability, Payments, Due		18,734
Total Long-term Lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		43,200
Lessee, Operating Lease, Liability, Payments, Due Year Two		23,600
Lessee, Operating Lease, Liability, Payments, Due Year Three		16,000
Lessee, Operating Lease, Liability, Payments, Due Year Four		12,500
Lessee, Operating Lease, Liability, Payments, Due Year Five		6,800
Lessee, Operating Lease, Liability, Payments, Due after Year Five		$ 25,000